SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS
OF
ALLSPRING U.S. EQUITY FUNDS
For the Allspring Common Stock Fund
Allspring Mid Cap Growth Fund
Allspring Opportunity Fund
Allspring SMID Cap Growth Fund
Allspring Special Mid Cap Value Fund
(each a “Fund”, together the “Funds”)

Effective on or around July 1, 2026, the Fund’s Annual Fund Operating Expenses and Example of Expenses tables in the section entitled “Fund Summary - Fees and Expenses” are hereby amended with the following:

Common Stock Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	A	R6
Management Fees	0.79%	0.79%
Distribution (12b-1) Fees	0.00%	0.00%
Other Expenses	0.47%	0.06%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.27%	0.86%
Fee Waivers	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	1.22%	0.81%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through January 31, 2028, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.21% for Class A and at 0.80% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class A	$692	$945	$1,223	$2,012
Class R6	$83	$264	$467	$1,051

Mid Cap Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
A
Management Fees	0.74%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.50%
Total Annual Fund Operating Expenses	1.24%
Fee Waivers	(0.06)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	1.18%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through January 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.18% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class A	$688	$940	$1,211	$1,984

Opportunity Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	A	R6
Management Fees	0.72%	0.72%
Distribution (12b-1) Fees	0.00%	0.00%
Other Expenses	0.46%	0.05%
Total Annual Fund Operating Expenses	1.18%	0.77%
Fee Waivers	(0.08)%	(0.08)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	1.10%	0.69%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through January 31, 2028, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.10% for Class A and at 0.69% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class A	$681	$913	$1,172	$1,911
Class R6	$70	$230	$412	$939

SMID Cap Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
A
Management Fees	0.77%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.48%
Total Annual Fund Operating Expenses	1.25%
Fee Waivers	(0.05)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	1.20%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through January 31, 2028, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.20% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class A	$690	$939	$1,213	$1,991

Special Mid Cap Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	A	C
Management Fees	0.65%	0.65%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.46%	0.46%
Total Annual Fund Operating Expenses	1.11%	1.86%
Fee Waivers	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waivers[2]	1.11%	1.86%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through January 31, 2028, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.14% for Class A and at 1.89% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class A	$682	$908	$1,151	$1,849
Class C	$289	$585	$1,006	$2,180
ASSUMING YOU HELD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class C	$189	$585	$1,006	$2,180

July 1, 2026	PRO3301 07-26

This page intentionally left blank